Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.59963%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,600,787.67

Principal:
Principal Collections	$33,802,116.91
Prepayments in Full	$18,201,386.59
Liquidation Proceeds	$142,695.77
Recoveries	$1,500.00
Sub Total	$52,147,699.27
Collections	$56,748,486.94

Purchase Amounts:
Purchase Amounts Related to Principal	$244,209.75
Purchase Amounts Related to Interest	$257.53
Sub Total	$244,467.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,992,954.22

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,992,954.22
Servicing Fee	$1,386,363.08	$1,386,363.08	$0.00	$0.00	$55,606,591.14
Interest - Class A-1 Notes	$472,435.28	$472,435.28	$0.00	$0.00	$55,134,155.86
Interest - Class A-2a Notes	$1,114,826.33	$1,114,826.33	$0.00	$0.00	$54,019,329.53
Interest - Class A-2b Notes	$238,299.42	$238,299.42	$0.00	$0.00	$53,781,030.11
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$52,642,735.94
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$52,263,282.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,263,282.19
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$52,140,116.52
Second Priority Principal Payment	$5,247,691.64	$5,247,691.64	$0.00	$0.00	$46,892,424.88
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$46,804,079.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,804,079.05
Regular Principal Payment	$189,236,813.82	$46,804,079.05	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,992,954.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,247,691.64
Regular Principal Payment					$46,804,079.05
Total					$52,051,770.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$52,051,770.69	$163.81	$472,435.28	$1.49	$52,524,205.97	$165.30
Class A-2a Notes	$0.00	$0.00	$1,114,826.33	$2.32	$1,114,826.33	$2.32
Class A-2b Notes	$0.00	$0.00	$238,299.42	$2.38	$238,299.42	$2.38
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$52,051,770.69	$31.90	$3,554,820.45	$2.18	$55,606,591.14	$34.08

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$194,484,505.46	0.6120677	$142,432,734.77	0.4482541
Class A-2a Notes	$481,220,000.00	1.0000000	$481,220,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,508,384,505.46	0.9244535	$1,456,332,734.77	0.8925522

Pool Information
Weighted Average APR	3.330%	3.306%
Weighted Average Remaining Term	56.34	55.50
Number of Receivables Outstanding	58,152	56,965
Pool Balance	$1,663,635,691.05	$1,610,977,776.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,518,393,790.07	$1,470,516,813.82
Pool Factor	0.9311225	0.9016503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$140,460,962.22
Targeted Overcollateralization Amount	$193,179,597.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$154,645,041.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$267,505.99
(Recoveries)		1	$1,500.00
Net Loss for Current Collection Period			$266,005.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1919%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0363%
Current Collection Period			0.1950%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		203	$318,952.10
(Cumulative Recoveries)			$1,500.00
Cumulative Net Loss for All Collection Periods			$317,452.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0178%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,571.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,563.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	260	$8,027,379.52
61-90 Days Delinquent	0.04%	19	$698,339.63
91-120 Days Delinquent	0.00%	1	$18,894.27
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	280	$8,744,613.42

Repossession Inventory:
Repossessed in the Current Collection Period		18	$524,443.29
Total Repossessed Inventory		23	$672,662.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0017%
Prior Collection Period			0.0378%
Current Collection Period			0.0351%
Three Month Average			0.0249%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0445%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer